Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basic and Diluted Earnings (loss) per Share

Basic and diluted earnings (loss) per share are calculated using the following numerators and denominators:

Numerator	2017	2016
Net Income (loss) attributable to common shareholders	$2,491	$(1,190)

Net Income (loss) used in computation of basic and diluted earnings (loss) per share	$2,491	$(1,190)

Denominator	2017	2016
Weighted average number of common shares for computation of basic earnings (loss) per share	134,803,542	78,248,192
Dilutive effect of warrants	38,378,288	—
Dilutive effect of options	3,607,331	—

Weighted average number of common shares for computation of diluted earnings (loss) per share	176,789,161	78,248,192